Schedule for Fixed Income Securities at Amortized Cost, Gross Unrealized Gains and Losses and Fair Value (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 8,274,194	$ 9,231,856
Gross Unrealized Gains	59,599	198,440
Gross Unrealized Losses	(387,851)	(39,649)
Fair Value	7,945,942	9,390,647
U.S. Treasury Securities and Obligations of U.S. Government Authority and Agencies
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	163,096	287,077
Gross Unrealized Gains	5,563	20,933
Gross Unrealized Losses	(81)	(58)
Fair Value	168,578	307,952
Obligations of U.S. States and Political Subdivisions
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	712,948	517,378
Gross Unrealized Gains	14,827	26,888
Gross Unrealized Losses	(7,018)	(531)
Fair Value	720,757	543,735
Foreign government
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	72,042	250,008
Gross Unrealized Gains	202	5,637
Gross Unrealized Losses	(10,601)	(437)
Fair Value	61,643	255,208
All other corporate securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	6,060,561	7,279,391
Gross Unrealized Gains	31,263	132,481
Gross Unrealized Losses	(353,149)	(34,127)
Fair Value	5,738,675	7,377,745
Asset-backed securities ("ABS")
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	542,503	378,906
Gross Unrealized Gains	2,517	6,145
Gross Unrealized Losses	(8,229)	(2,408)
Fair Value	536,791	382,643
Commercial mortgage-backed securities ("CMBS")
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	513,316	331,041
Gross Unrealized Gains	627	3,507
Gross Unrealized Losses	(7,244)	(1,065)
Fair Value	506,699	333,483
Residential mortgage-backed securities ("RMBS")
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	209,728	188,055
Gross Unrealized Gains	4,600	2,849
Gross Unrealized Losses	(1,529)	(1,023)
Fair Value	$ 212,799	$ 189,881